Long-Term Investment - Schedule of Fair Value Measurement of Investment (Details) - USD ($)	6 Months Ended
	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Schedule of Fair Value Measurement of Investment [Line Items]
Fair Value	$ 3,325,000	$ 3,325,000
Weighted average cost of capital [Member] | Fair Value, Inputs, Level 3 [Member]
Schedule of Fair Value Measurement of Investment [Line Items]
Fair Value	$ 3,325,000
Valuation Technique	Discounted cash flow method
Significant Unobservable Inputs	Weighted average cost of capital (“WACC”)
Value	17.00%
Discount for lack of marketability [Member] | Fair Value, Inputs, Level 3 [Member]
Schedule of Fair Value Measurement of Investment [Line Items]
Significant Unobservable Inputs	Discount for lack of marketability (“DLOM”)
Value	15.70%
Perpetual growth rate [Member] | Fair Value, Inputs, Level 3 [Member]
Schedule of Fair Value Measurement of Investment [Line Items]
Significant Unobservable Inputs	Perpetual growth rate
Value	2.50%